Exceptional items and remeasurements - Schedule of exceptional items and remeasurements from continuing operations (Details) - GBP (£) £ in Millions	12 Months Ended			17 Months Ended	24 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2023
Included within operating profit
Release of St William Homes LLP deferred income	£ 19,850	£ 21,659	£ 18,449
Operating profit	4,475	4,879	4,371
Included within finance income and costs
Net gains/(losses) on financial assets at fair value through profit and loss	4	(28)	(15)
Finance income and costs	(1,464)	(1,460)	(1,022)
Included within share of post-tax results of joint ventures and associates
Profit before tax	3,048	3,590	3,441
Included within tax
Tax on exceptional items and remeasurements	(831)	(876)	(1,258)
Analysis Of Exceptional Items And Remeasurements After Tax [Abstract]
Profit after tax from continuing operations	2,217	2,714	2,183
Exceptional items and remeasurements (see note 5)
Included within operating profit
Operating profit	(987)	585	558
Included within share of post-tax results of joint ventures and associates
Profit before tax	(1,036)	620	561
Included within tax
Tax on exceptional items and remeasurements	152	(241)	(589)
Analysis Of Exceptional Items And Remeasurements After Tax [Abstract]
Profit after tax from continuing operations	(884)	379	(28)
Exceptional items
Included within operating profit
Transaction, separation and integration costs	(44)	(117)	(223)		£ (340)
Cost efficiency programme	(65)	(100)	(42)	£ (142)
IFA fire	92	130	0
Changes in environmental provisions	(496)	176	0
Provision for UK electricity balancing costs	(498)	0	0
New operating model implementation costs	0	0	(24)
Environmental insurance recovery	0	0	38
Operating profit	(1,011)	935	166
Included within tax
Tax on exceptional items and remeasurements	159	(316)	(28)
Analysis Of Exceptional Items And Remeasurements After Tax [Abstract]
Profit after tax from continuing operations	(852)	619	(320)
Exceptional items | UK
Included within tax
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes	0	0	(458)
Remeasurements
Included within finance income and costs
Net gains/(losses) on financial assets at fair value through profit and loss	4	(28)	(15)
Net gains on financing derivatives	11	82	74
Finance income and costs	15	54	59
Included within share of post-tax results of joint ventures and associates
Net losses on financial instruments	(64)	(19)	(56)
Included within tax
Tax on exceptional items and remeasurements	(7)	75	(103)
Analysis Of Exceptional Items And Remeasurements After Tax [Abstract]
Profit after tax from continuing operations	(32)	(240)	292
Remeasurements | Commodity contract derivatives
Included within operating profit
Operating profit	24	(350)	392
St William Homes LLP | Exceptional items
Included within operating profit
Net gain on disposal	0	0	228
Release of St William Homes LLP deferred income	0	0	189
Millennium Pipeline Company, LLC | Exceptional items
Included within operating profit
Net gain on disposal	0	335	0
The Narragansett Electric Company | Exceptional items
Included within operating profit
Transaction, separation and integration costs	(11)	(39)
Net gain on disposal	£ 0	£ 511	£ 0